Summary of Significant Accounting Policies - Additional Information (Details) € in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2021 AUD ($) Segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 19, 2019	Aug. 01, 2019	Jun. 21, 2019 EUR (€)	Jan. 14, 2019 USD ($)	Jun. 29, 2018 USD ($)
Disclosure of summary of significant accounting policies
Number of operating segment | Segment								1	1
Receipt on non refundable up-front payment upon reaching product regulatory milestone								$ 25,000,000.0
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000.0
Annual aggregate turnover of eligible companies description								A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2021 and 2020, the rate of the refundable tax offset is 43.5%	A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20.0 million. Eligible companies can receive a refundable tax offset for a percentage of their research and development spending. For the years ended June 30, 2021 and 2020, the rate of the refundable tax offset is 43.5%
Percentage of research and development to receive a refundable tax offset								43.50%	43.50%	43.50%
Revenue								$ 7,456,000		$ 32,156,000	$ 16,722,000
Pre Launch Inventory Recognized				$ 21,900,000				$ 21,900,000		8,800,000
Trade and other receivables due for settlement term								60 days	60 days
Borrowings				94,245,000				$ 94,245,000		89,478,000
Remeasurement of borrowing arrangements within finance gains								5,225,000		607,000	(376,000)
Current liability				94,273,000				94,273,000		90,143,000
Variable lease payments								0
Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings				52,864,000				52,864,000		49,900,000
Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings				52,631,000				52,631,000		49,414,000
Manufacturing Commercialization Expenses
Disclosure of summary of significant accounting policies
Pre Launch Inventory Recognized				13,100,000				13,100,000		8,800,000
Obsolete Stock
Disclosure of summary of significant accounting policies
Pre Launch Inventory Recognized				500,000				500,000		0
Research and Development Tax Incentive
Disclosure of summary of significant accounting policies
Income recognized								$ 0		0
Top of Range
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover									$ 20.0
Trade and other payables maturity period								60 days	60 days
Top of Range | Research and Development Tax Incentive
Disclosure of summary of significant accounting policies
Revenue									$ 20.0
Bottom of Range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period								30 days	30 days
Grunenthal
Disclosure of summary of significant accounting policies
Non-refundable upfront payment received	$ 15,000,000.0			$ 17,500,000		$ 15,000,000.0		$ 17,500,000
Milestone payment received					$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines				20.00%				20.00%	20.00%
Cumulative milestone payments reachable amount				$ 1,000,000,000				$ 1,000,000,000
Revenue recognized relation to patent license agreement								0
Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure of summary of significant accounting policies
Non-refundable upfront payments receivable				112,500,000				112,500,000
Tasly
Disclosure of summary of significant accounting policies
Deferred consideration up-front milestone receivable recognized		$ 20,000,000.0						20,000,000.0
Revenue recognized from up-front payment as deferred consideration			$ 10,000,000.0					0
TiGenix NV
Disclosure of summary of significant accounting policies
Royalty income								200,000
TiGenix NV | Top of Range
Disclosure of summary of significant accounting policies
Milestone revenue relating to non-refundable up-front payment | €														€ 10.0
J C R Pharmaceuticals Co L T D
Disclosure of summary of significant accounting policies
Revenue recognized relation to patent license agreement								0			$ 1,000,000.0
Royalties receivable under sales-based milestones				7,200,000				7,200,000		$ 6,600,000
Hercules Capital, Inc.
Disclosure of summary of significant accounting policies
Borrowings, maturity										March 2022
Interest payable				$ 2,200,000				2,200,000
Remeasurement of borrowing arrangements within finance gains								$ 400,000		$ 1,300,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings principal amount							$ 75,000,000.0
Credit facility, expiration period							4 years
Borrowings, maturity								March 2022	March 2022	March 2022
Borrowings, interest rate	9.70%			9.45%		9.70%		9.45%			10.45%	9.95%	10.20%
Hercules Capital, Inc. | Floating Interest Rate | Amended Terms of Loan Agreement
Disclosure of summary of significant accounting policies
Borrowings, interest rate				9.70%				9.70%
Hercules Capital, Inc. | Tranche One
Disclosure of summary of significant accounting policies
Borrowings				$ 50,000,000.0				$ 50,000,000.0		$ 50,000,000.0
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings							$ 35,000,000.0
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings							$ 15,000,000.0								$ 15,000,000.0
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains								$ 4,800,000		$ 700,000
Description of repayment of borrowings								If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.	If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Current liability				300,000				$ 300,000
Loan administration fee payable, current				$ 400,000				$ 400,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings principal amount																$ 40,000,000.0
Borrowings, maturity								July 2026	July 2026
Borrowings, interest rate																15.00%
Borrowings, interest rate basis								There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure of summary of significant accounting policies
Borrowings																$ 30,000,000.0